Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (554)	£ (577)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(24)	(11)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(241)	(319)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 196	£ 208